Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

(a) Organization and principal activities

Luda Technology Group Limited (“Luda Cayman” or the “Company”) is a holding company incorporated under the laws of the Cayman Islands on October 21, 2021, with one share issued to Diamond Horses Group Limited (“DHGL”). At the time of incorporation, Luda Cayman had an authorized share capital of HK$1,000,000,000 (US$128,205,128) divided into 1,000,000,000 ordinary shares of a nominal or par value of HK$1 (US$0.1282) each.

The Company and its subsidiaries (collectively referred as the “Company”) are principally engaged in (i) the manufacture and sale of stainless steel and carbon steel flanges and fittings products; and (ii) trading of steel pipes, valves, and other steel tubing products. We are headquartered in Hong Kong with manufacturing base in Taian City, Shandong Province of the PRC.

Details of the Company and its subsidiaries after reorganization are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership 2024	% of Ownership 2023	Principal Activities
Luda Technology Group Limited (“Luda Cayman” or the “Company”)	October 21, 2021	Cayman Islands	Parent	Parent	Investment holding
Luda Investment Holding Limited (“Luda BVI”)	October 25, 2021	British Virgin Islands	100%	100%	Investment holding
Luda Development Limited (“Luda HK”)	February 20, 2004	Hong Kong	100%	100%	Trading of steel pipes, valves, and other steel tubing products
Luda (Taian) Industrial Company (“Luda PRC”)	April 4, 2005	PRC	100%	100%	Manufacture and sale of stainless steel and carbon steel flanges and fittings products

Luda BVI was incorporated under the laws of the British Virgin Islands on October 25, 2021, with one share at no par value issued to DHGL which is owned by our Founder and controlling shareholder Mr. Ma Biu. Luda BVI is a holding company with no operations. The following entities are all directly and indirectly 100% owed by DHGL for all the periods presented.

Luda HK was incorporated under the laws of Hong Kong on February 20, 2004, with 5,000,000 shares at HK$1 issued to DHGL. Luda HK was a trading company for steel pipes, valves, and other steel tubing products.

Luda PRC was incorporated on April 4, 2005 as a wholly owned subsidiary of Luda HK under the laws of the PRC. Luda PRC was set up to commence the manufacturing of flanges and fittings with self-owned factory in China.